Financial Statement Components	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Components

6. Financial Statement Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Prepaid clinical trial services	$807	$172
Prepaid research and development expenses	1,433	1,650
Prepaid insurance	2,678	3,675
Other prepaid expenses	1,444	1,280
Other current assets	162	160

Prepaid expenses and other current assets	$6,524	$6,937

Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Computer equipment	$881	$96
Furniture and fixtures	322	322
Laboratory equipment	545	101
Construction in progress	25,941	23,728
Less: Accumulated depreciation	(92)	(82)

Property and equipment, net	$27,597	$24,165

Construction-in-progress primarily relates to the build-out of our headquarters in Cambridge, Massachusetts.

Other Long-Term Assets

Other long-term assets consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Deferred expenses associated with financing activities	$461	$—
Other prepaid expenses, net of current portion	1,363	1,389
Other	485	500

Other long-term assets	$2,309	$1,889

As of March 31, 2021 and December 31, 2020, other prepaid expenses, net of current portion, primarily consists of deposits paid under certain clinical research organization (CRO) agreements that will be held until the completion of the related clinical trials which are anticipated to end more than twelve months from the balance sheet date.

Deferred expenses associated with financing activities as of March 31, 2021, are comprised of costs incurred with third parties directly related to the Funding Agreements described in Note 14, Subsequent Events.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
External research and development services	$16,002	$8,893
Accrued compensation and personnel costs	4,483	9,489
Accrued construction-in-progress	1,930	2,618
Accrued deferred expenses associated with financing activities	424	96
Professional fees and consulting services	1,263	1,150
Other	155	273

Accrued expenses and other current liabilities	$24,257	$22,519

Other Long-Term Liabilities

Other long-term liabilities consisted of the following:

	As of
(In thousands)	March 31, 2021	December 31, 2020
Private placement warrants	$729	$—
Other	236	236

Other long-term liabilities	$965	$236

Other Income (Expense), net

Other income (expense), net consisted of the following:

	For the Three Months Ended March 31,
(In thousands)	2021	2020
Loss on fair value remeasurement of Equity Commitment	$—	$(15,760)
Gain on fair value remeasurement of Share Purchase Option	—	50
Loss on fair value remeasurement of private placement warrants	(424)	—
Other, net	(1)	—

Other income (expense), net	$(425)	$(15,710)

The Equity Commitment and Share Purchase Option were free-standing financial instruments that were recorded at fair value on the Formation Transaction Date. We revalued these financial instruments each reporting period and classified the fair value of the remaining Equity Commitment and the Share Purchase Option as an asset or a liability in our condensed consolidated balance sheets through their termination. We recognized the changes in fair value of the Equity Commitment and Share Purchase Option as a component of other income (expense), net in our condensed consolidated statements of operations and comprehensive loss.

For additional information on the Equity Commitment and Share Purchase Option and their related valuation, please read Note 7, Equity Commitment and Share Purchase Option, to our audited consolidated financial statements included in our Annual Report.

9. Financial Statement Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Prepaid clinical trial services	$172	$4,421
Prepaid research and development expenses	1,650	1,876
Prepaid insurance	3,675	142
Other prepaid expenses	1,280	1,018
Other current assets	160	69

Prepaid expenses and other current assets	$6,937	$7,526

Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Computer equipment	$96	$96
Furniture and fixtures	322	29
Laboratory equipment	101	—
Leasehold improvements	—	328
Construction-in-progress	23,728	1,205
Less: Accumulated depreciation	(82)	(182)

Property and equipment, net	$24,165	$1,476

Construction-in-progress primarily relates to the fit-out of our new headquarters in Cambridge, Massachusetts. Depreciation expense totaled $0.2 million for the years ended December 31, 2020 and 2019.

Other Long-Term Assets

Other long-term assets consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Deferred expenses associated with financing activities	$—	$1,485
Other prepaid expenses, net of current portion	1,389	—
Other	500	622

Other long-term assets	$1,889	$2,107

As of December 31, 2020, other prepaid expenses, net of current portion primarily consists of deposits paid under certain CRO agreements that will be held until the completion of the related clinical trials which are anticipated to end more than twelve months from the balance sheet date.

As of December 31, 2019, other long-term assets include approximately $1.5 million of deferred expenses for professional fees incurred directly associated with our previously anticipated IPO. In June 2020, upon signing of the term sheet for our Business Combination Transaction, we abandoned our previously anticipated IPO and other financing activities and wrote-off approximately $2.5 million deferred financing costs directly associated with those efforts.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
(In thousands)	2020	2019
External research and development services	$8,893	$3,257
Accrued compensation and personnel costs	9,489	3,111
Accrued construction-in-progress	2,618	433
Accrued deferred expenses associated with financing activities	96	515
Professional fees and consulting services	1,150	2,785
Other	273	74

Accrued expenses and other current liabilities	$22,519	$10,175

Other Long-Term Liabilities

Other long-term liabilities consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Equity Commitment liability	$—	$2,000
Share Purchase Option liability	—	260
Other	236	28

Other long-term liabilities	$236	$2,288

Other Income (Expense), net

Other income (expense), net consisted of the following:

	As of December 31,
(In thousands)	2020	2019
Loss on fair value remeasurement of Equity Commitment	$(3,530)	$(51,562)
Gain on fair value remeasurement of Share Purchase Option	260	5,120
Other, net	(4)	9

Other income (expense), net	$(3,274)	$(46,433)